Condensed consolidated statements of cash flows (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of cash flows [abstract]
Cash acquired from acquisition	$ 0	$ 3
Cash disposed	$ 0	$ 34